Offerings	Sep. 11, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 29,503,244,122.66
Fee Rate	0.01476%
Amount of Registration Fee	$ 4,354,678.83
Offering Note
(1)
As of September 3, 2024, the maximum number of shares of common stock, par value $0.25 per share (“Common Stock”), to which the transaction pursuant to that certain Agreement and Plan of Merger, dated as of August 13, 2024, by and among Kellanova, Acquiror 10VB8, LLC, Merger Sub 10VB8, LLC, and, solely for the limited purposes set forth therein, Mars, Incorporated applies is estimated to be 358,032,313, which consists of (a) 344,667,063 issued and outstanding shares of Common Stock entitled to receive the per share merger consideration of $83.50; (b) 2,944,914 shares of Common Stock underlying restricted stock units entitled to receive the per share merger consideration of $83.50, (c) 6,817,154 shares of Common Stock underlying outstanding and unexercised options that have an exercise price that is less than $83.50 entitled to receive the per share merger consideration of $83.50 minus any applicable exercise price, (d) 3,201,330 shares of Common Stock underlying performance stock units (assuming performance is calculated at the maximum level of performance) entitled to receive the per share merger consideration of $83.50, (e) 354,853 shares of Common Stock underlying deferred stock units entitled to receive the per share merger consideration of $83.50, and (f) 47,000 shares of Common Stock reserved and available for future issuance under the Kellanova Amended and Restated 2002 Employee Stock Purchase Plan (“ESPP”).

(2)
Pursuant to Rule
0-11
of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of September 3, 2024, based on the sum of (a) the product of 344,667,063 issued and outstanding shares of Common Stock and the per share merger consideration of $83.50; (b) the product of 2,944,914 shares of Common Stock underlying restricted stock units and the per share merger consideration of $83.50; (c) the product of 6,817,154 shares of Common Stock underlying outstanding and unexercised options that have an exercise price that is less than $83.50 and $25.93 (which is the difference between the per share merger consideration of $83.50 and the weighted average exercise price of such outstanding and unexercised options); (d) the product of 3,201,330 shares of Common Stock underlying performance stock units (assuming performance is calculated at the maximum level of performance) and the per share merger consideration of $83.50; (e) the product of 354,853 shares of Common Stock underlying deferred stock units and the per share merger consideration of $83.50; and (f) the product of 47,000 shares of Common Stock reserved and available for future issuance under the ESPP and the per share merger consideration of $83.50.

(3)	In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00014760.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note
(1)
As of September 3, 2024, the maximum number of shares of common stock, par value $0.25 per share (“Common Stock”), to which the transaction pursuant to that certain Agreement and Plan of Merger, dated as of August 13, 2024, by and among Kellanova, Acquiror 10VB8, LLC, Merger Sub 10VB8, LLC, and, solely for the limited purposes set forth therein, Mars, Incorporated applies is estimated to be 358,032,313, which consists of (a) 344,667,063 issued and outstanding shares of Common Stock entitled to receive the per share merger consideration of $83.50; (b) 2,944,914 shares of Common Stock underlying restricted stock units entitled to receive the per share merger consideration of $83.50, (c) 6,817,154 shares of Common Stock underlying outstanding and unexercised options that have an exercise price that is less than $83.50 entitled to receive the per share merger consideration of $83.50 minus any applicable exercise price, (d) 3,201,330 shares of Common Stock underlying performance stock units (assuming performance is calculated at the maximum level of performance) entitled to receive the per share merger consideration of $83.50, (e) 354,853 shares of Common Stock underlying deferred stock units entitled to receive the per share merger consideration of $83.50, and (f) 47,000 shares of Common Stock reserved and available for future issuance under the Kellanova Amended and Restated 2002 Employee Stock Purchase Plan (“ESPP”).

(2)
Pursuant to Rule
0-11
of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of September 3, 2024, based on the sum of (a) the product of 344,667,063 issued and outstanding shares of Common Stock and the per share merger consideration of $83.50; (b) the product of 2,944,914 shares of Common Stock underlying restricted stock units and the per share merger consideration of $83.50; (c) the product of 6,817,154 shares of Common Stock underlying outstanding and unexercised options that have an exercise price that is less than $83.50 and $25.93 (which is the difference between the per share merger consideration of $83.50 and the weighted average exercise price of such outstanding and unexercised options); (d) the product of 3,201,330 shares of Common Stock underlying performance stock units (assuming performance is calculated at the maximum level of performance) and the per share merger consideration of $83.50; (e) the product of 354,853 shares of Common Stock underlying deferred stock units and the per share merger consideration of $83.50; and (f) the product of 47,000 shares of Common Stock reserved and available for future issuance under the ESPP and the per share merger consideration of $83.50.

(3)	In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00014760.